Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000191729 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000191729 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191729 | BB
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000191729 | B
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000191729 | CCC
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000191729 | Communications
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000191729 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000191729 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000191729 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000191729 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000191729 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000191729 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191729 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000191729 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191729 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191729 | United States
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000191729 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191729 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000191729 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191729 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000194565 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000194565 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000194565 | BB
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000194565 | B
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000194565 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000194565 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000194565 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000194565 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000194565 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000194565 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000194565 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000194565 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000194565 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000194565 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000194565 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C000194565 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000194565 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232992 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232992 | BB
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000232992 | B
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000232992 | CCC
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000232992 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000232992 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000232992 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000232992 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000232992 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000232992 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000232992 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232992 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232992 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000191727 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000191727 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000191727 | BB
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000191727 | B
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000191727 | CCC
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000191727 | Communications
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000191727 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000191727 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000191727 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000191727 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000191727 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000191727 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191727 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191727 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000191727 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191727 | United States
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000191727 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000191727 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191727 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191727 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245668 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000245668 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245668 | BB
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000245668 | B
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000245668 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000245668 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000245668 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000245668 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000245668 | Financial
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245668 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000245668 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000245668 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245668 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000245668 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000245668 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000245668 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245668 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245668 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000138373 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000138373 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000138373 | BB
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000138373 | B
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000138373 | CCC
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000138373 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000138373 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000138373 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000138373 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000138373 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000138373 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000138373 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000138373 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000138373 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000138373 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000138373 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000138373 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000138373 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211086 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000211086 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000211086 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000211086 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211086 | ELI Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211086 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211086 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000211086 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211086 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000211086 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211086 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211086 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211086 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000211086 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000211086 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000211086 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000211086 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211086 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211086 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211086 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211086 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237217 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000237217 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000237217 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000237217 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000237217 | ELI Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237217 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237217 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237217 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000237217 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237217 | Adobe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237217 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237217 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000237217 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237217 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000237217 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000237217 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000237217 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237217 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000237217 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237217 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237218 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237218 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237218 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237218 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237218 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237218 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237218 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237218 | Abbvie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237218 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237218 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237218 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237218 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237218 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237218 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000237218 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000237218 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000237218 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237218 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000237218 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237218 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237218 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000238398 | Abbvie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238398 | Best Buy Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238398 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238398 | Edison International
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238398 | T Rowe Price Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238398 | Eversource Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238398 | IBM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238398 | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238398 | Federal Realty Investment Trus
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238398 | Kimberly-Clark Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238398 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000238398 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000238398 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000238398 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000238398 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000238398 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000238398 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000238398 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000238398 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000238398 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223768 | Carlisle Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223768 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223768 | Emcor Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000223768 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000223768 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223768 | United Therapeutics Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223768 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223768 | Manhattan Associates, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223768 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223768 | Watsco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223768 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223768 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223768 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000223768 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000223768 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223768 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000223768 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223768 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000223768 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223768 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152993 | Tesco PLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152993 | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152993 | Eneos Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152993 | Tokyo Gas Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152993 | Trelleborg AB
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152993 | Industrivarden AB
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152993 | E.ON Se
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152993 | DCC PLC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152993 | Keppel Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152993 | Singapore Airlines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152993 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000152993 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152993 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152993 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152993 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000152993 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152993 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000152993 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152993 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000152993 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000152993 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152993 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000152993 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152993 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000152993 | France
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152993 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152993 | Japan
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000152993 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152993 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152993 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152993 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152993 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152993 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217052 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217052 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217052 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217052 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217052 | ELI Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217052 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217052 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217052 | Amazon.Com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217052 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217052 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217052 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000217052 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217052 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217052 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000217052 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000217052 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000217052 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000217052 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000217052 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000217052 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000217052 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217052 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217052 | United States
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000217052 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217052 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217052 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217052 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217052 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217052 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217052 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196640 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000196640 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000196640 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000196640 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000196640 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000196640 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000196640 | Amazon.Com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000196640 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000196640 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000196640 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196640 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000196640 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000196640 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000196640 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000196640 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000196640 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000196640 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000196640 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000196640 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196640 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152991 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152991 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152991 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152991 | Centene Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152991 | Cencora, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152991 | Leidos Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152991 | Pultegroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152991 | Ferguson Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152991 | Godaddy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152991 | Dr Horton, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152991 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152991 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152991 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000152991 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000152991 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000152991 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000152991 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152991 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152991 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000152991 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152991 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000196639 | Tsmc
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000196639 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000196639 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000196639 | Samsung Electronics Co. Ltd. A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000196639 | Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196639 | Meituan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000196639 | Tata Consultancy Services Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000196639 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000196639 | International Holding Co. Pjsc
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000196639 | Pdd Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000196639 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000196639 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196639 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000196639 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000196639 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000196639 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000196639 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000196639 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000196639 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000196639 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196639 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196639 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000196639 | China
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000196639 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000196639 | India
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000196639 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196639 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196639 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196639 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196639 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196639 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196638 | NOVO Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000196638 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196638 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196638 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000196638 | LVMH Moet Hennessy Louis Vuitt
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196638 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196638 | Unilever PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196638 | Totalenergies Se
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000196638 | Schneider Electric Se
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000196638 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000196638 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000196638 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196638 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196638 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000196638 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000196638 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000196638 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000196638 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196638 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000196638 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000196638 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196638 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000196638 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000196638 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000196638 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000196638 | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000196638 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000196638 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196638 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000196638 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000196638 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000196638 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196638 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196638 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196637 | Tsmc
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000196637 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000196637 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196637 | Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196637 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196637 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000196637 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000196637 | Mediatek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000196637 | Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000196637 | Icbc
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000196637 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000196637 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196637 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196637 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000196637 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000196637 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196637 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000196637 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000196637 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000196637 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000196637 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196637 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000196637 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000196637 | China
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000196637 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000196637 | India
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000196637 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196637 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000196637 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196637 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196637 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196637 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196637 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241385 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241385 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241385 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000241385 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000241385 | ELI Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241385 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241385 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241385 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241385 | Amazon.Com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241385 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241385 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241385 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241385 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000241385 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000241385 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000241385 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000241385 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000241385 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000241385 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000241385 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241385 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210444 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000210444 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000210444 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000210444 | ELI Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210444 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210444 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210444 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210444 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210444 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210444 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210444 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000210444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000210444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000210444 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000210444 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000210444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000210444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000210444 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210444 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236536 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000236536 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000236536 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000236536 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236536 | ELI Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236536 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236536 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000236536 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236536 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236536 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236536 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236536 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000236536 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000236536 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000236536 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236536 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000236536 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236536 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000236536 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236536 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247939 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000247939 | Totalenergies Se
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247939 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000247939 | Rio Tinto PLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247939 | Glencore PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247939 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247939 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247939 | Cenovus Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247939 | Barrick Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247939 | UPM-Kymmene OYJ
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247939 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247939 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000247939 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000247939 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000247939 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000247939 | Paper & Forest Products
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000247939 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247939 | Energy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247939 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247939 | United States
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000247939 | Canada
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000247939 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247939 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000247939 | France
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247939 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247939 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247939 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247939 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247939 | Finland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247939 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247939 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.00%